ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 7. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The Company’s accounts payable and accrued liabilities consist of the following:

	December 31, 2024	December 31, 2023
Trade payables	£1,393,325	£1,847,279
Other tax and social security	236,175	139,029
Accrued expenses	1,011,943	1,229,419
Amounts accrued in respect to clinical trial testing	1,177,500	1,177,500
Other payables	488	38,613
	£3,819,431	£4,431,840

The fair value of accounts payable is not materially different to the book value.